Subsidiaries exempt from audit	12 Months Ended
Mar. 31, 2024
Subsidiaries exempt from audit
Subsidiaries exempt from audit

32. Subsidiaries exempt from audit

The following UK subsidiaries will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 for the year ended 31 March 2024.

Name	Registration number	Name	Registration number
Bluefish Communications Limited	5142610	Vodafone Consolidated Holdings Limited	5754561
Cable & Wireless Aspac Holdings Limited	4705342	Vodafone Corporate Secretaries Limited	2357692
Cable & Wireless CIS Services Limited	2964774	Vodafone Enterprise Corporate Secretaries Limited	2303594
Cable & Wireless Europe Holdings Limited	4659719	Vodafone Enterprise Equipment Limited	1648524
Cable & Wireless UK Holdings Limited	3840888	Vodafone Enterprise Europe (UK) Limited	3137479
Cable & Wireless Worldwide Limited	7029206	Vodafone European Investments	3961908
Cable & Wireless Worldwide Voice Messaging Limited	1981417	Vodafone Finance Management	2139168
Cable & Wireless Nominee Limited	3249884	Vodafone International Operations Limited	2797438
Central Communications Group Limited	4625248	Vodafone Investments Limited	1530514
Energis (Ireland) Limited	NI035793	Vodafone IP Licensing Limited	6846238
Energis Communications Limited	2630471	Vodafone Mobile Enterprises Limited	2373469
Energis Squared Limited	3037442	Vodafone Mobile Network Limited	3961482
London Hydraulic Power Company (The)	ZC000055	Vodafone Nominees Limited	1172051
MetroHoldings Limited	3511122	Vodafone Oceania Limited	3973427
The Eastern Leasing Company Limited	1672832	Vodafone Overseas Finance Limited	4171115
Thus Group Holdings Limited	SC192666	Vodafone Retail (Holdings) Limited	3381659
Thus Group Limited	SC226738	Vodafone UK Limited	2227940
Vodafone 2.	4083193	Vodaphone Limited	3961390
		Your Communications Group Limited	4171876